AETOS CAPITAL

AETOS CAPITAL
Absolute return investing involves substantial risks, including the risk of loss of invested capital. Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets.
These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring the funds in which we invest. Potential investors in absolute return vehicles are urged to familiarize themselves with these risks before investing.
Hedge Fund Strategies
Confidential Discussion Materials
General Presentation
October 2010

AETOS CAPITAL

TABLE OF CONTENTS
Section I   Overview of Aetos Capital, LP
Section II  Investment Philosophy and Process
  Portfolio Construction and Monitoring
Section III  Aetos Capital Portfolio
Appendix A  Overview of the Aetos Capital Funds
Appendix B  Aetos Capital Fees & Terms
Appendix C  Biographies

AETOS CAPITAL

Experience
• Fiduciary perspective and capital markets experience
• Best practices from the highest quality institutions
• Broad and deep team of specialists focusing on investment research and operational due diligence
• Senior professionals average over 20 years of market experience
Expertise
• Specializing exclusively in alternative investment strategies for institutional clients
• Independent firm - registered investment advisor with SEC-registered 1940 Act investment vehicles*
• Research driven process
• Historic emphasis on operational risk management
• Focus on client education and knowledge transfer
Judgment
• Demonstrable record of success:
 – Manager identification
 – Tactical strategy allocation
 – Portfolio construction and risk management
 – Insightful and comprehensive monitoring
• Customized approach
• Extension of staff
* Aetos Alternatives Management, LLC, a wholly-owned subsidiary of Aetos Capital, LP, is a registered investment advisor. Such registration does not imply in any manner whatsoever that Aetos has been sponsored, recommended, or approved, or that its abilities or qualifications have in any respect been passed upon by the United States or any agency or any office thereof. You should consider the investment objectives, risks and charges and expenses of the Aetos Funds carefully before investing. The prospectus contains this and other information. Please call 212-201-2540 to request a prospectus and read it carefully before investing.
AETOS CAPITAL, LP - ALTERNATIVES MANAGEMENT

Underlying Managers
Aetos Capital
Growth Portfolio

AETOS CAPITAL

INVESTMENT OFFERINGS
Flexibility to accommodate tailored solutions across the spectrum of absolute return strategies incorporating a high degree of knowledge transfer
Separate Accounts & Strategic Relationships
• Direct investments with underlying managers
• Combination of direct investments and commingled hedge fund of funds
Multi-Strategy Hedge Fund of Funds Portfolios
• Available through commingled hedge fund of funds and/or direct investments
• Managed to specific return and volatility targets
• Custom allocations available
• Onshore and offshore funds
Single-Strategy Hedge Fund of Funds
• Available through commingled hedge fund of funds and/or direct investments
• Implementation of tactical allocations
Aetos Alternatives Management
• $5 billion assets under management*
• 99% institutional investors
* Includes invested assets as of December 31, 2009, plus assets awarded but not yet funded.
Aetos Capital
Prime Portfolio
Aetos Capital
Balanced Portfolio
Long/Short
Strategies
Fund
Multi-
Strategy
Arbitrage
Fund
Distressed
Investment
Strategies
Fund

AETOS CAPITAL

ORGANIZATIONAL OVERVIEW
*Independent Board of Directors of the Aetos Capital SEC-Registered 1940 Act Commingled Hedge Funds of Funds
Rose Renner
Bernadette McHugh-Torres
Lindsey Kramer
Rebecca Ashe
Dawn Griffin
Business Management
Administration
Joan Hopkins
Lauren Buchmann
Kari Devine
Rita Stemberga
Keaisha Miller
Inara Koshkarli
Operations
Independent Board of Directors of Aetos Capital Funds of Hedge Funds*
Anne Casscells
Chief Investment Officer
Portfolio Management and Research
Daniel Fagan
Research Analyst
Julie Yen
Research Analyst
Adam Durity
Risk Systems Analyst
Operational, Business and Legal Due Diligence
Dana A. Troetel
Vice President
Legal
Scott Sawyer
Director
Chief Financial Officer
Reid Conway
Vice President
Chief Compliance Officer
Harold J. Schaaff
Managing Director
General Counsel
Joseph J. McDonald
Director
Operational Risk
Susan S. Liu
Associate
Operational Risk
Michael F. Klein
Chief Risk Officer
Anne Casscells
Co-President & Chief Investment Officer
James T. Gibbons
Managing Director &
Senior Portfolio Manager
Investment Committee
Michael F. Klein
Co-President & Chief Risk Officer
Bradley C. Rudner
Vice President
Elizabeth A. Leung
Assistant Vice President
Client Relations and Business Development Team
Andrea M. Bollyky
Managing Director
Head of Business Development
Susan E. Little
Associate
Andrew M. Poffel
Assistant Vice President
Accounting / Tax Services
Deepak Wadhwa
Nicole Ispass
David Marcato
Zaniffa Hosein
Niki Rees
Information Technology
Mohammad Idrees
Salah Siraj
Marie McHugh
A.J. Chen
Research Analyst
Filbert Cua
Research Associate
Jonathan Bishop
Director
Research
James T. Gibbons
Managing Director
Senior Portfolio Manager
Andrew Walling
Director
Research
Michael Spath
Director
Portfolio Manager

AETOS CAPITAL

INVESTMENT PHILOSOPHY
• We partner with clients to provide tailored solutions across the spectrum of hedge fund strategies
• We integrate risk management into all aspects of the investment process focusing on manager, operational, portfolio, and strategy/investment risk
• We follow an investment process which combines excellence in research, risk management, manager due diligence, and portfolio construction to increase the probability of consistent and uncorrelated investment results
• We maintain a bias towards fundamentally oriented managers and complement experienced and established firms with emerging talent
• We focus on managers with demonstrated investment and business skill, deep organizations, sustainable performance, and consistent risk profiles
• We determine the allocation to hedge fund strategies and managers merging quantitative and qualitative factors, using mean-variance optimization tools, reviewing correlations among managers and incorporating position limits, ranges and liquidity constraints
• We invest with managers who provide portfolio transparency and access to principals affording a clear understanding of each manager’s investment strategy, competitive advantage, and underlying drivers of returns

Customize Client Investment Guidelines
Implementation Process
Establish Reporting Requirements

AETOS CAPITAL

INVESTMENT PROCESS
With institutional standards in mind, we follow a disciplined and repeatable investment process which incorporates client specific inputs and guidelines with significant knowledge transfer
Fundamental &
Macroeconomic Research
Manager Evaluation &
Selection
Portfolio Construction
Monitoring & Reporting
Process
Integrated Risk
Management
Establish Client
Specific Risk & Return
Objectives
Determine

AETOS CAPITAL

INTEGRATED RISK MANAGEMENT
Control Environment
Pricing & Valuations
Transparency & Reporting
External Service Providers
Systems & Disaster Recovery
Trading, Settlement &
Reconciliation
Accounting & Audit
Operational
Risk
Correlations
Performance Attribution
Liquidity
Scenario Analysis & Stress Tests
Strategy & Manager Diversification
 Exposure Profiles
Quantitative
Risk
Value at Risk
Factor Risks & Exposures
 - Equity
 - Fixed Income
 - Credit
 - Volatility
 - Liquidity
 - Concentrations
 - Derivatives
 - Leverage
Strategy /
Investment Risk
Management
Risk
Quality of Franchise
Alignment of Interests
Organizational Stability
Investment Discipline
Integrity & Ethics
Client Mix
Legal
Risk management is integrated in every step of the investment process. We evaluate risk in each of its four constituent parts and focus on the key variables in each

AETOS CAPITAL

FUNDAMENTAL AND MACROECONOMIC RESEARCH
We classify investment strategies, determine the key drivers of performance, develop forward-looking views, set risk and return expectations, and undertake fundamental macroeconomic research
Multi-
Strategy
Liquidity-Driven
Strategies
Skill-Driven
Strategies
Global Growth
Equity Markets
Interest Rates
Shape of Yield Curve
Credit Spreads
Volatility
Macroeconomic Environment
Distressed

Long-Bias Credit
Short-Bias Credit
Variable-Bias Credit
Arbitrage
Merger Arbitrage
Convertible Arbitrage
Statistical Arbitrage
Event-Driven Arbitrage
Capital Structure Arbitrage
Fixed Income Arbitrage
Relative Value Arbitrage

Long/Short Equity
Short-Bias Equity
Directional-Equity
Market Neutral
Sector Funds
Quantitative Strategies
Tactical Trading
Global TAA
Fundamental Macro
Commodity
Currency
Systematic Macro
CTAs

AETOS CAPITAL

MANAGER EVALUATION & SELECTION PROCESS
Meticulous process reflecting nearly three decades of collective hedge fund experience is critical to discovering top investment talent
Universe
Evaluate
• Extensive universe of established and
 emerging managers
 - Proprietary Network
 - Prime Brokers -
 Conferences -
 Databases
• Sorted by strategy and sub-strategy
• Qualitative assessment of manager’s “edge”
 - Philosophy & Process
 - Pedigree
 - Risk Management
 - Organizational Structure
• Quantitative analysis of track record
 - Exposure to Market Factors
 - Style Drift
 - Leverage
 - Issue Concentration
Focus
• Meetings with multiple levels of investment professionals
• Site visits and meetings with CFO and other compliance and operations personnel to assess systems, control environment, disaster recovery and evaluation processes
• Confirm peer, counterparty and client references through proprietary network to gain insight on investment skill, integrity, ethics and coherence of team
• Conduct background checks for regulatory, civil and criminal violations, verify education and experience
• Evaluate correlation to existing managers and contribution to risk of portfolio
• Negotiate capacity and liquidity terms, side letters, fees and transparency requirements
• Construct portfolios which are concentrated by manager and diversified by strategy
Invest

AETOS CAPITAL

ELEMENTS OF MANAGER EVALUATION & ANALYSIS
We employ a team-based approach where senior investment professionals lead the manager research, operational due diligence and legal review processes, assisted by strategy specific analysts.
Hedge Fund
Transparency
Investment Strategy
Access to Principals
Investment Record
Leverage
Professional Background
 & Experience
Concentration
 Organizational
Stability & Depth
Legal Terms
Operational Controls
Pricing Policies
Scale & Growth of
Assets
Business Strategy
Operational, Business &
Legal Due Diligence
Investment
Research
Investment Memo:  Assessment of investment team, strategy, risk controls, track record and strategic rationale
Due Diligence Worksheet:  Assessment of business infrastructure, fund terms, portfolio composition, pricing policies, trading procedures, back office, valuation and oversight
Legal Review Worksheet:   Review of subscription documents, articles of association and private offering memorandum
Risk Scorecard:  Summary evaluation to rate manager’s profile, quality of controls, oversight and diligence processes

AETOS CAPITAL

PORTFOLIO CONSTRUCTION
Qualitative & Quantitative
Assessment
Expected Risk and Return
Leverage
Capacity
Manager & Sector
Allocation
Investment Trends
Investment Forecast &
Outlook
Under & Over-Weight
Concentrations
Strategy &
Sub-Strategy Allocation

  Mean-Variance Optimization  Position Limits
  Capacity   Liquidity
Optimization
Scenario Simulation & Stress Testing
Simulate Historical Performance
Factor Analysis
Evaluate Conditional Outcomes
Investment Committee constructs portfolios that are diversified by manager, sub-strategy and strategy using a blend of qualitative assessments and quantitative tools

AETOS CAPITAL

MANAGER AND PORTFOLIO MONITORING
Continually evaluate the market environment, opportunity set and risk profile of each strategy and perform ongoing due diligence on individual managers
Hedge Fund
Organization
Leverage
Concentration
Exposures
Risk Controls
Environment
Volatility
Liquidity
Market
Strategy
Risk/Return
Funds Flow
Correlation
s
Market Environment
Review
Portfolio Level
Analysis & Review
Hedge Fund Level
Quantitative & Qualitative
Review
Performance, Valuation &
Pricing Confirmation
• Market returns, volatilities,
 correlations, mean reversion
• Drivers of risks & returns
• Flow of funds
• Strategy outlooks
• Portfolio return, volatility, Sharpe
 ratio, return distribution, skew,
 kurtosis, drawdowns
• Exposure aggregations,
 concentrations
• Contribution to return
• Manager correlations
• Market correlations & betas
• Factor analysis
• Scenario simulations & stress testing
Qualitative:
• Organizational stability
• Scheduled operational reviews
• Pricing procedure report per manager
  Historical return
  Volatility
  Reporting behavior
  Regression analysis
 Peer group analysis
  Exposure report review
• Review by Aetos Pricing Committee
• Independent board oversight
Quantitative:
• Performance
• Exposures
• Concentrations
• Attribution
 analysis
• Factor analysis
• Leverage
• Asset allocation
• Peer group
 analysis
• Customized
 exposure reports
• Market
 comparisons

AETOS CAPITAL

WHY INVEST WITH AETOS?
Experience
• Our senior investment professionals each have at least ten years of institutional experience investing in hedge fund strategies as fiduciaries
• Our professionals have extensive investment, capital markets, and trading experience across equities, fixed income, derivatives, arbitrage and distressed investments
Philosophy
• Our goal is to preserve capital and maximize alpha - we believe in a fundamentally based process and disciplined approach to strategy allocation, manager selection, and monitoring
• We invest with the highest quality hedge fund managers, including both established and emerging talents, where we have conviction in both their investment process and operational structure
• We require access to principals and portfolio information from our managers
Process
• We integrate risk management into our investment process and construct portfolios which are diversified by strategy and manager using a blend of qualitative assessments and quantitative tools
Partnership
• As fiduciaries by background and perspective, we recognize our responsibility to clients and offer the highest level of service by providing thoughtful research, market insights, tailored solutions, and customized reporting

AETOS CAPITAL

AETOS CAPITAL PORTFOLIO
As of October 1, 2010
1 Allocations are subject to change over time.
Historical Strategy Allocation
Strategy Allocations
1
Number of Managers =
Number of Strategies =
Median Position Size = %
Average Position Size = %
Maximum Position Size = %
Aetos Capital Fund: %
Aetos Capital Fund: %
Aetos Capital Fund: %

AETOS CAPITAL

Betas: Since Inception (September 1, 2002) through September 30, 2010 (net of fees in US$ terms)
AETOS CAPITAL PORTFOLIO
	Beta: Barclays Capital Aggregate Index	Beta: S&P 500 DRI	Beta: MSCI World Index
Aetos Capital Portfolio
Aetos Capital Fund
Aetos Capital Fund
Aetos Capital Fund
Historical Exposure

AETOS CAPITAL

Since Inception (September 1, 2002) through September 30, 2010 (net of fees in US$ terms)
 AETOS CAPITAL PORTFOLIO
As of 9/30/10:	Aetos Capital Portfolio	90-Day Treasury Bills	Barclays Capital Aggregate Index	S&P 500 DRI Index	MSCI World Index
Average Net Annualized Return
Annualized Standard Deviation
Sharpe Ratio		-
Largest Calendar Qtr. Drawdown		-
Performance Footnote:

Standard Deviation
Sharpe Ratio

AETOS CAPITAL

Since Inception (September 1, 2002) through September 30, 2010 (net of fees in US$ terms)
 AETOS CAPITAL PORTFOLIO
Annualized Return As of 9/30/10:	Aetos Capital Portfolio	90-Day Treasury Bills	Barclays Capital Agg. Index	S&P 500 DRI Index	MSCI World Index
1 Year
2 Years
3 Years
4 Years
5 Years
Since Inception (9/1/2002)
Performance Footnote:
Investment Performance

AETOS CAPITAL
 AETOS CAPITAL: UNDERLYING HEDGE FUND MANAGERS

1
Subject to change over time. Excludes managers under redemption.
Aetos Capital Portfolio
Underlying Hedge Fund Manager List
1
October 1, 2010

AETOS CAPITAL

AETOS CAPITAL FUND
As of 9/30/10:	Aetos Capital Fund	90-Day Treasury Bills	Barclays Capital Aggregate Index	S&P 500 DRI Index	MSCI World Index
1 Year Annualized Return
3 Years Annualized Return
5 Years Annualized Return
Since inception through 9/30/10:
Average Annualized Return
Annualized Standard Deviation
Sharpe Ratio		-
Largest Calendar Qtr. Drawdown		-
Beta: Barclays Capital Aggregate Index		-	-	-	-
Beta: S&P 500 DRI Index		-	-	-	-
Beta: MSCI World Index		-	-	-	-
Performance (net of fees in US$ terms)1
Strategy Allocation as of October 1, 2010
Number of Managers =  Average Position Size = %
Number of Strategies =  Maximum Position Size = %
Median Position Size = %
Performance Footnote:

AETOS CAPITAL

AETOS CAPITAL FEES & TERMS
Management Fee*
Incentive Fee*
Hurdle Rate
High Water Mark
Contribution Frequency / Notice Period	Monthly / 30 Days
Lock-Up Period for the portion of assets invested in	1 Year
Redemption Frequency / Notice Period	Quarterly / 90 Days
Minimum Investment	$1 million
Auditor	PricewaterhouseCoopers, LLC
Administrator	HedgeServ Limited
FEES & TERMS
*Structure negotiable

AETOS CAPITAL

Anne Casscells, Co-President and Chief Investment Officer
Ms. Casscells is a Managing Director of Aetos Capital and the Co-President and Chief Investment Officer of Aetos Capital’s absolute return strategies.  Prior to joining Aetos in 2001, Ms. Casscells was Chief Investment Officer of the Stanford Management Company, where she was responsible for the investment of over $10 billion in endowment funds and other assets of Stanford University, including absolute return investments and a portable alpha program she developed while there.  Prior to joining Stanford, Ms. Casscells was a Vice President in Goldman Sachs’ Fixed Income Division and an analyst at Morgan
Stanley & Company. Ms. Casscells earned her Masters of Business Administration from the Stanford Graduate School of Business, where she was an Arjay
Miller Scholar, and Bachelor of Arts in British Studies, cum laude, from Yale University. She is a member of the Asset Managers Committee convened by the
President’s Working Group on Financial Markets which authored Best Practices for the Hedge Fund Industry, April 15, 2008. She has also served as a trustee of the Stanford Business School Trust, she was a member of the Board of Directors of Northern California Public Broadcasting (formerly KQED), where she was Treasurer and head of the Finance Committee. Currently, Ms. Casscells serves as an off-board member of the finance and investment committees. She also was an Advisor to the Finance Committee of the David & Lucile Packard Foundation. She is the co-author with Robert Arnott of two articles titled
Demographics and Capital Markets Returns and Will We Retire Later and Poorer? She also co-authored with Clifford S. Asness an unpublished monograph titled Comparing Apples-to-Apples the Stock Market is Expensive, April 2004.
Michael F. Klein, Co-President and Chief Risk Officer
Mr. Klein is a Managing Director of Aetos Capital and the Co-President and Chief Risk Officer of Aetos Capital’s absolute return strategies. Prior to joining
Aetos Capital in 2000, Mr. Klein was a Managing Director of Morgan Stanley & Co. and was President and a Director of the Morgan Stanley Institutional
Open and Closed-End Funds. Mr. Klein joined Morgan Stanley in 1995 and was involved in both the firm’s institutional asset management and retail funds businesses. Prior to joining Morgan Stanley, he practiced law at the international law firm of Rogers & Wells in New York. Mr. Klein is a magna cum laude graduate of Colgate University where he was elected to Phi Beta Kappa, and received his Juris Doctor degree from Boston College Law School where he was graduated cum laude. Mr. Klein currently serves as an independent trustee of the Morgan Stanley family of mutual funds.
Andrea M. Bollyky, Managing Director, Head of Business Development
Ms. Bollyky is a Managing Director of Aetos Capital and leads the business development and client relations activities for Aetos Capital’s absolute return strategies. Prior to joining Aetos Capital in 2004, Ms. Bollyky was a Principal with Clay Finlay Inc., a specialist global equity management firm with $8 billion under management and offices in New York, Tokyo and London where she was responsible for managing the firm's global business development and marketing activities. Prior to joining Clay Finlay in 1995, Ms. Bollyky was an Account Executive with Gartmore Capital Management, a global asset manager headquartered in London where she was responsible for managing the firm’s North American consultant relations and client service activities.
Earlier in her career, Ms. Bollyky was a Manager with SEI Corporation and a member of the International Investment Group, which created multi-manager investment products offered to the pension, endowment and foundation markets. Ms. Bollyky was also involved in the evaluation and analysis of investment managers for use in the firm's multi-manager investment strategies and for recommendations to the firm's consulting clients. She began her career as a
Research Analyst affiliated with the Hungarian Ministry of Finance in Budapest Hungary. Ms. Bollyky was educated at Lehigh University, where she received a Bachelor of Arts in International Business with a concentration in Economics and Eastern European Studies, and the Economic University of
Budapest.
BIOGRAPHIES

AETOS CAPITAL

 James T. Gibbons, Managing Director, Senior Portfolio Manager
 Mr. Gibbons is a Managing Director of Aetos Capital and is a senior portfolio manager and member of Aetos Capital’s absolute return strategies investment team. Prior to joining Aetos Capital in 2002, Mr. Gibbons served as a Senior Vice President at Evaluation Associates Capital Markets, where he was responsible for research and due diligence on a large group of relative value and event driven hedge fund managers. During his career at Evaluation Associates
 Mr. Gibbons and team managed up to $2.6 billion in assets. Before joining Evaluation Associates, Mr. Gibbons spent ten years with AIG in New York,
 London and Tokyo. He served as chief investment officer for various AIG insurance entities and Managing Director for AIG Global Investment Corp. His
 responsibilities included asset allocation as well as the management of fixed income, equity and non-traditional investment teams that invested $13 billion.
 Earlier in his career, Mr. Gibbons worked for Unilever in their treasury units in the U.S. and London. Mr. Gibbons received his Bachelor of Science degree in
 Finance from Georgetown University.
 Harold J. Schaaff, Managing Director, General Counsel
 Mr. Schaaff is a Managing Director and General Counsel of Aetos Capital. Prior to joining Aetos Capital in 2001, Mr. Schaaff was a Managing Director of
 Morgan Stanley and the President and a Director of the Morgan Stanley Institutional Open and Closed-End Funds. Prior to 2000, Mr. Schaaff was a Managing
 Director and General Counsel for Morgan Stanley Investment Management. Mr. Schaaff joined Morgan Stanley in 1989. Prior to 1989, Mr. Schaaff practiced securities law for Sullivan & Cromwell in New York. Mr. Schaaff received his Bachelor of Arts degree from Brown University and his Juris Doctor degree from the University of California at Los Angeles where he was a member of the Order of the Coif and a John M. Olin Law and Economics Scholar.
 Jonathan Bishop, Director, Research
 Mr. Bishop is a member of Aetos Capital’s absolute return strategies investment team. Prior to joining Aetos Capital in 2004, Mr. Bishop worked at SG Barr
 Devlin, where he focused on mergers, acquisitions and restructuring advisory assignments in the energy and power sectors. Mr. Bishop's assignments included advising Pacific Gas & Electric Company on its restructuring under Chapter 11 of the U.S. Bankruptcy Code. Mr. Bishop graduated from the University of
 Virginia where he received a Bachelor of Science in Commerce with a concentration in Finance from the McIntire School. Additionally, Mr. Bishop is a CFA
 Charterholder.
 Joseph J. McDonald, Director, Manager of Operational Risk
 Mr. McDonald is a Director and Manager of Operational Risk of Aetos Capital’s absolute return strategies investment team. Prior to joining Aetos Capital in
 2006, Mr. McDonald was Director of Risk Management in the Alternative Investment Group at Morgan Stanley. During this time he was responsible for the initial and ongoing operational due diligence of third party alternative investment managers sourced through the firm’s Graystone Research advisory platform.
 He also served as the Risk Manager for the Alternative Investment Group, with oversight responsibilities for the Graystone Research and Morgan Stanley
 Managed Futures businesses. Prior to 2005, Mr. McDonald was a Vice President in the Credit Risk Management and Advisory Group at Goldman Sachs in
 New York. In this role he was responsible for assessing and monitoring the firm’s counterparty risk to hedge funds and other alternative investment vehicles.
 Mr. McDonald received a B.A. in History from Cornell University and an M.B.A from Columbia University.
BIOGRAPHIES

AETOS CAPITAL

 Scott D. Sawyer, Director, Chief Financial Officer
 Mr. Sawyer is a Director and Chief Financial Officer of Aetos Capital’s absolute return strategies investment team. Prior to joining Aetos Capital in 2004,
 Mr. Sawyer was a Client Portfolio Manager at General Electric Asset Management where he was responsible for the daily investment and operational oversight of third party accounts investing in various U.S. and international equity strategies. Prior to 2002, Mr. Sawyer was Manager of Fund Operations at
 General Electric Asset Management where he was responsible for the budgetary, control and reporting requirements for numerous families of mutual funds.
 Prior to joining General Electric Asset Management, Mr. Sawyer was an Audit Manager at PricewaterhouseCoopers, LLP. Mr. Sawyer graduated from
 Bucknell University where he received his Bachelor of Science in Accounting.
 Michael Spath, Director, Portfolio Manager
 Mr. Spath is a Director of Aetos Capital’s absolute return strategies investment team. Prior to joining Aetos Capital in 2007, Mr. Spath developed a quantitative credit-equity trading strategy with Creedon Keller & Partners. Mr. Spath previously had a 13 year career at Goldman Sachs, where he was a
 Vice President in the Fixed Income Division. From 2000-2002, Mr. Spath was Co-Business Manager of Goldman Sachs’ Credit Derivatives Department.
 Prior to that arrangement, he was a Senior Deal Captain in the Collateralized Debt Obligation Group, a Vice President in Fixed Income Research and an
 Associate in the Mortgage Department. Mr. Spath has a B.A. in Economics and Computer Science from Brown University and is also the author of
 Dangerous Delusions: America on the Brink; A Critical Solution to America’s Political and Economic Dilemma, 1995.
 Andrew Walling, Director, Research
 Mr. Walling is a member of Aetos Capital’s absolute return strategies investment team.  Prior to joining Aetos Capital in 2005, Mr. Walling worked in the
 Investment Banking Division of Lehman Brothers.  As a member of the Global Technology Group, Mr. Walling was responsible for providing both corporate finance and M&A expertise as well as deal execution to firm clients in the enterprise software and semiconductor industries.  Mr. Walling graduated from
 Princeton University magna cum laude with a B.A. from the Woodrow Wilson School of Public and International Affairs, where he was elected to Phi Beta
 Kappa.  He also earned a Masters of Business Administration from the Stanford Graduate School of Business.  Mr. Walling is a CFA Charterholder.
 Reid Conway, Vice President, Chief Compliance Officer
 Mr. Conway is a member of the Aetos Capital’s legal team. Prior to joining Aetos Capital in 2004, Mr. Conway was an Assistant Vice President at Alliance
 Capital, where he was responsible for mutual fund sales literature compliance with NASD rules and regulations and assisted with issues relating to mutual fund regulation. Prior to joining Alliance Capital, Mr. Conway was an Associate at J.P. Morgan Investment Management, where he provided legal support in connection with new product development and general mutual fund matters. Prior to joining J.P. Morgan Investment Management, Mr. Conway worked at
 Seward & Kissel LLP as a mutual fund paralegal. Mr. Conway graduated from Stanford University where he received a Bachelor of Arts degree in
 Developmental Psychology and earned his Masters in Business Administration from New York University.
BIOGRAPHIES

AETOS CAPITAL

BIOGRAPHIES
 Bradley C. Rudner, Vice President, Business Development
 Mr. Rudner is a Vice President of Aetos Capital and is involved in the business development and client relations activities of Aetos Capital’s absolute return strategies. Prior to joining Aetos Capital in 2007, Mr. Rudner was a Vice President in the institutional marketing group at Lazard Asset Management LLC. Mr.
 Rudner has been working in the investment field since 2000, when he joined Lazard Asset Management. He received his B.A. in Economics from Duke
 University.
 Dana A. Troetel, Vice President, Legal
 Ms. Troetel is a member of Aetos Capital’s legal team. Prior to joining Aetos Capital in 2006, Ms. Troetel was an Associate in the Investment Management
 Group of the law firm of Davis Polk & Wardwell, where she was responsible for the structuring and registration of private equity and hedge funds. Ms.
 Troetel is a magna cum laude graduate of the University of Rochester and received her Juris Doctor degree from Columbia University where she was a Harlan
 Fiske Stone Scholar.
 Elizabeth A. Leung, Assistant Vice President, Business Development
 Ms. Leung is a member of Aetos Capital’s absolute return business development and client relations team.  Prior to joining Aetos Capital in 2008, Ms. Leung was an Assistant Vice President at Credit Suisse Asset Management and at David J. Greene and Company, where she was responsible for product marketing and client servicing.  Earlier in her career, Ms. Leung was an institutional marketing and sales associate at Lazard Asset Management and AllianceBernstein
 Institutional Investment Management.  Ms. Leung is a cum laude graduate of Wellesley College and is currently attending New York University’s Stern
 School of Business.
 Andrew M. Poffel, Assistant Vice President, Business Development
 Mr. Poffel is a member of Aetos Capital’s absolute return business development and client relations team. Prior to joining Aetos Capital in 2010, Mr. Poffel worked in institutional marketing and client service at Legg Mason Capital Management. Mr. Poffel previously worked in Legg Mason, Inc.’s Wealth
 Management division and began his career in the Real Estate Investment Banking Group at Legg Mason Wood Walker. Mr. Poffel received his B.S. in
 Business Administration from the University of Richmond. Additionally, Mr. Poffel is a CFA Charterholder.
 Filbert Cua, Research Associate
 Mr. Cua is a member of Aetos Capital’s absolute return strategies investment team.  Prior to joining Aetos Capital in 2010, Mr. Cua worked as an analyst for
 Citigroup Global Markets in Hong Kong, and as an analyst for Perry Capital in both their Hong Kong and New York offices. Mr. Cua graduated from the
 University of Pennsylvania summa cum laude with a B.S. in Economics from the Wharton School (concentration in Finance) and a B.A.S. in Computer
 Science from the School of Engineering and Applied Science. He also earned his Masters of Business Administration from the Stanford Graduate School of
 Business, where he was an Arjay Miller Scholar.

AETOS CAPITAL

Susan E. Little, Business Development Associate
Ms. Little is a member of Aetos Capital’s absolute return business development and client relations team. Prior to joining Aetos Capital in 2007, Ms. Little graduated from Lehigh University where she received a Bachelor of Arts in Classics and History.
Susan S. Liu, Operational Due Diligence Associate
Ms. Liu is a member of Aetos Capital’s absolute return operational due diligence team. Prior to joining Aetos Capital in 2008, Ms. Liu was an Associate at
Lehman Brothers in the Credit Risk Management Group. Ms. Liu began her career as a Corporate Actions Analyst and Trading Assistant at Shenkman Capital
Management. Ms. Liu graduated from Lehigh University where she received a Bachelor of Science.
A.J. Chen, Research Analyst
Mr. Chen is a member of Aetos Capital’s absolute return strategies investment team. Prior to joining Aetos Capital in 2006, Mr. Chen graduated from the
University of California, Berkeley where he received a Bachelor of Arts degree in Molecular Cell Biology and Chinese Language and Literature.
Adam Durity, Risk Systems Analyst
Mr. Durity is a member of Aetos Capital’s absolute return strategies investment team.  Prior to joining Aetos Capital in 2009, Mr. Durity worked as a
Technology Analyst in the Computing Platform Engineering group at Goldman Sachs. Mr. Durity graduated from Duke University where he received a
Bachelor of Science in Engineering as well as a Bachelor in Science of Computer Science.
Daniel Fagan, Research Analyst
Mr. Fagan is a member of Aetos Capital’s absolute return strategies investment team.  Prior to joining Aetos Capital in 2010, Mr. Fagan worked as a corporate finance analyst in the Private Placements group at RBC Capital Markets. Mr. Fagan graduated from Stanford University where he received a Bachelor of Arts in Economics and Philosophy, graduating with Distinction in both fields.
Julie J. Yen, Research Analyst
Ms. Yen is a member of Aetos Capital’s absolute return strategies investment team. Prior to joining Aetos Capital in 2008, Ms. Yen worked as the Business
Manager and Chief Operating Officer of The Stanford Daily Publishing Corp., and served as the Treasurer for the Organization’s endowment. Ms. Yen graduated from Stanford University where she received a Bachelor of Arts with Honors.
BIOGRAPHIES

AETOS CAPITAL

AETOS CAPITAL, LP
Aetos Capital, LP
Offices: New York, Menlo Park, Tokyo, Hong Kong, Beijing, Shanghai
* Includes invested assets as of December 31, 2009, plus assets awarded but not yet funded.
Hedge Funds Of Funds
Custom Absolute Return Portfolios
Portable Alpha
Aetos Alternatives Management

• $5 billion*
• 99% institutional capital
Aetos Capital Asia
Opportunistic Real Estate
• $4 billion
• 95% institutional capital